Reinsurance: Effects of Reinsurance (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Effects of Reinsurance

	2013	2012	2011

Policies in force	$ 147,371	$ 163,937	$ 186,688

Premiums:
Direct - written	$ 2,811	$ 3,208	$ 3,409
Direct - change in unearned	-	-	-
Direct - earned	2,811	3,208	3,409

Ceded to affiliate - written	(2,671)	(23,714)	-
Ceded to affiliate - change in unearned	(1)	47	-
Ceded to affiliate - earned	(2,672)	(23,667)	-

Premiums - written, net	140	(20,506)	3,409
Premiums - change in unearned, net	(1)	47	-
Premiums, net	$ 139	$ (20,459)	$ 3,409

Claims, benefits and losses incurred:
Direct	$ 2,953	$ 3,086	$ 2,268
Ceded to affiliate	(2,774)	(23,114)	-

Claims, benefits and losses, net	$ 179	$ (20,028)	$ 2,268